Property, plant and equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, at December 31, consist of the following:

	2016	2015
Land and improvements	$42,654	$42,654
Buildings and improvements	330,254	325,580
Machinery and equipment	1,374,551	1,349,731
Construction in progress	21,106	173,418
	1,768,565	1,891,383
Less accumulated depreciation	(742,280)	(659,127)
Property, plant and equipment - net	$1,026,285	$1,232,256

For the years ended December 31, 2016, 2015 and 2014, we recorded depreciation and amortization expense of $84,780, $80,117 and $70,827, respectively. See Note 3 Asset impairment regarding impairment for our Helguvik project.